COMMITMENTS AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments [Abstract]
Schedule of Future Capacities Owed for Right of Use Agreements
As of December 31, 2020, the Group is committed to pay for capacities over the following years an amount of NIS 118.5 million (excluding maintenance fees) as follows:

New Israeli Shekels in millions
2021	50.5
2022	54.8
2023	8.4
2024	2.4
2025	2.4
118.5